Junior Subordinated Debt Securities (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Debt Instrument, Unamortized Discount (Premium) and Debt Issuance Costs, Net	$ 69	$ 74
Interest Expense, Junior Subordinated Debentures	258	258	$ 258
Junior Subordinated Debt [Member]
Debt Instrument [Line Items]
Debt Instrument, Unamortized Discount (Premium) and Debt Issuance Costs, Net	$ 25	26
Senior Note MLINC $1B maturing in June 2035 [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	5.70%
Debt Instrument, Maturity Date	Jun. 30, 2035
Junior Subordinated Debt Instrument One [Member]
Debt Instrument [Line Items]
Debt Instrument, Unamortized Discount (Premium) and Debt Issuance Costs, Net	$ 4	4
Debt Instrument, Interest Rate, Stated Percentage	10.75%
Debt Instrument, Maturity Date	Aug. 01, 2069
Junior Subordinated Debt Instrument Four [Member]
Debt Instrument [Line Items]
Debt Instrument, Unamortized Discount (Premium) and Debt Issuance Costs, Net	$ 9	9
Debt Instrument, Interest Rate, Stated Percentage	6.40%
Debt Instrument, Maturity Date	Dec. 15, 2066
Junior Subordinated Debt Instrument Three [Member]
Debt Instrument [Line Items]
Debt Instrument, Unamortized Discount (Premium) and Debt Issuance Costs, Net	$ 6	7
Debt Instrument, Interest Rate, Stated Percentage	7.875%
Debt Instrument, Maturity Date	Dec. 15, 2067
Junior Subordinated Debt Instrument Two [Member]
Debt Instrument [Line Items]
Debt Instrument, Unamortized Discount (Premium) and Debt Issuance Costs, Net	$ 6	$ 6
Debt Instrument, Interest Rate, Stated Percentage	9.25%
Debt Instrument, Maturity Date	Apr. 08, 2068